Basis of Presentation and General Information-Subsidiaries in Consolidation (Table) (Details)	12 Months Ended
Dec. 31, 2012
[SeanergyManagementCorpMember]
Country Of Incorporation	Marshall Islands
Date of Incorporation	May 9, 2008
Vessel Name	N/A
Date of Delivery	N/A
Date of Sale/Disposal	N/A
Financed by	N/A
[AmazonsManagementIncMember]
Country Of Incorporation	Marshall Islands
Date of Incorporation	April 21, 2008
Vessel Name	Davakis G.
Date of Delivery	August 28, 2008
Date of Sale/Disposal	N/A
Financed by	Piraeus Bank (ex CPB)
[LagoonShipholdingLtdMember]
Country Of Incorporation	Marshall Islands
Date of Incorporation	April 21, 2008
Vessel Name	Delos Ranger
Date of Delivery	August 28, 2008
Date of Sale/Disposal	N/A
Financed by	Piraeus Bank (ex CPB)
[CyntheraNavigationLtdMember]
Country Of Incorporation	Marshall Islands
Date of Incorporation	March 18, 2008
Vessel Name	African Oryx
Date of Delivery	August 28, 2008
Date of Sale/Disposal	April 10, 2013
Financed by	Piraeus Bank (ex CPB)
[MartiniqueInternationalCorpMember]
Country Of Incorporation	British Virgin Islands
Date of Incorporation	May 14, 2008
Vessel Name	Bremen Max
Date of Delivery	September 11, 2008
Date of Sale/Disposal	N/A
Financed by	Piraeus Bank (ex CPB)
[HarbourBusinessInternationalCorpMember]
Country Of Incorporation	British Virgin Islands
Date of Incorporation	April 1, 2008
Vessel Name	Hamburg Max
Date of Delivery	September 25, 2008
Date of Sale/Disposal	N/A
Financed by	Piraeus Bank (ex CPB)
[WaldeckMaritimeCoMember]
Country Of Incorporation	Marshall Islands
Date of Incorporation	April 21, 2008
Vessel Name	African Zebra
Date of Delivery	September 25, 2008
Date of Sale/Disposal	February 15, 2012
Financed by	Piraeus Bank (ex CPB)
[MaritimeCapitalShippingLimitedMember]
Country Of Incorporation	Bermuda
Date of Incorporation	April 30, 2007
Vessel Name	N/A
Date of Delivery	May 21, 2010
Date of Sale/Disposal	N/A
Financed by	N/A
[MaritimeCapitalShippingHkLimitedMember]
Country Of Incorporation	Hong Kong
Date of Incorporation	June 16, 2006
Vessel Name	N/A
Date of Delivery	May 21, 2010
Date of Sale/Disposal	N/A
Financed by	N/A
[MaritimeFiestaShippingLimitedMember]
Country Of Incorporation	Liberia
Date of Incorporation	August 14, 2007
Vessel Name	Fiesta
Date of Delivery	May 21, 2010
Date of Sale/Disposal	January 29, 2013
Financed by	DVB
[MaritimeFantasyShippingLimitedMember]
Country Of Incorporation	Liberia
Date of Incorporation	August 14, 2007
Vessel Name	Pacific Fantasy
Date of Delivery	May 21, 2010
Date of Sale/Disposal	January 29, 2013
Financed by	DVB
[MaritimeFighterShippingLimitedMember]
Country Of Incorporation	Liberia
Date of Incorporation	August 14, 2007
Vessel Name	Pacific Fighter
Date of Delivery	May 21, 2010
Date of Sale/Disposal	January 29, 2013
Financed by	DVB
[MaritimeFreewayShippingLimitedMember]
Country Of Incorporation	Liberia
Date of Incorporation	August 14, 2007
Vessel Name	Clipper Freeway
Date of Delivery	May 21, 2010
Date of Sale/Disposal	January 29, 2013
Financed by	DVB
[AfricanJoyShippingLimitedMember]
Country Of Incorporation	British Virgin Islands
Date of Incorporation	February 13, 2008
Vessel Name	African Joy
Date of Delivery	May 21, 2010
Date of Sale/Disposal	N/A
Financed by	UoB
[AfricanGloryShippingLimitedMember]
Country Of Incorporation	British Virgin Islands
Date of Incorporation	October 24, 2007
Vessel Name	African Glory
Date of Delivery	May 21, 2010
Date of Sale/Disposal	N/A
Financed by	UoB
[AsianGraceShippingLimitedMember]
Country Of Incorporation	British Virgin Islands
Date of Incorporation	January 18, 2008
Vessel Name	Asian Grace
Date of Delivery	May 21, 2010
Date of Sale/Disposal	N/A
Financed by	UoB
[MaritimeGloryShippingLimitedMember]
Country Of Incorporation	British Virgin Islands
Date of Incorporation	April 8, 2008
Vessel Name	Clipper Glory
Date of Delivery	May 21, 2010
Date of Sale/Disposal	December 4, 2012
Financed by	HSBC
[MaritimeGraceShippingLimitedMember]
Country Of Incorporation	British Virgin Islands
Date of Incorporation	April 8, 2008
Vessel Name	Clipper Grace
Date of Delivery	May 21, 2010
Date of Sale/Disposal	October 15, 2012
Financed by	HSBC
[AtlanticGraceShippingLimitedMember]
Country Of Incorporation	British Virgin Islands
Date of Incorporation	October 9, 2007
Vessel Name	N/A
Date of Delivery	May 21, 2010
Date of Sale/Disposal	N/A
Financed by